Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock option as percentage of market price of stock to date of grant	100.00%
Expected term	4 years 5 months	4 years 2 months	3 years 7 months 6 days
Stock option vesting period	3 years
Weighted-average grant-date fair value of options granted (USD per share)	$ 7.36	$ 5.65	$ 6.41
Total intrinsic value of options exercised	$ 15.4	$ 6.2	$ 12.1
Total cash received from option exercises	68.2	25.7	32.4
Tax benefit from option exercises	4.9	$ 2.3	$ 4.7
Total unrecognized compensation cost related to non-vested awards	$ 22.3
Total unrecognized compensation cost related to non-vested awards, recognized over a weighted-average period	1 year 1 month
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Stock option vesting period	3 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	1 year
Service Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted (USD per share)	$ 39.57	$ 31.65	$ 36.38
Total unrecognized compensation cost related to non-vested awards	$ 60.6
Total unrecognized compensation cost related to non-vested awards, recognized over a weighted-average period	1 year 1 month
Total fair value of shares vested	$ 68.9	$ 45.8	$ 48.4
Non-vested service based RSUs (shares)	3.5	3.7
Non-vested shares granted (USD per share)	$ 39.57
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from option exercises	$ 19.0	$ 14.2	$ 15.7
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	11 months
Weighted-average grant-date fair value of options granted (USD per share)	$ 39.61	$ 31.67	$ 36.43
Total fair value of shares vested	$ 0.9	$ 1.4	$ 2.5
Total unrecognized compensation cost related to non-vested awards	$ 9.8
Non-vested service based RSUs (shares)	1.5	1.4
Non-vested shares granted (USD per share)	$ 39.61
Performance Restricted Stock Units, Total Stockholder Return Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	3 years
Shares issued (shares)	0.3	0.4
Grant date fair value of award	$ 10.0	$ 11.6
Non-vested service based RSUs (shares)	0.6
Performance Restricted Stock Units, Financial and Operational Metric Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested service based RSUs (shares)	0.9
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 months	6 months	6 months
Employee stock purchase plan, percentage of market value	85.00%
New common shares sold to employees under the employee stock purchase plan (shares)	0.1	0.1	0.1
Non-vested shares granted (USD per share)	$ 8.08	$ 7.43	$ 8.41